STOCKHOLDERS' EQUITY (Details - Schedule of black sholes option pricing model) - Share-Based Payment Arrangement, Option [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			3 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			91.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.18%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Minimum [Member]
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsSharePrice]	$ 2.10
[custom:ShareBasedCompensationArrangementByShareBasedPaymentsAwardFairValueAssumptionsExercisePrice]	$ 1.79
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	3 months	3 years 3 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	89.70%	72.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.76%	0.97%
Maximum [Member]
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsSharePrice]	$ 5.13
[custom:ShareBasedCompensationArrangementByShareBasedPaymentsAwardFairValueAssumptionsExercisePrice]	$ 4.36
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	6 months	3 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	103.40%	80.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	5.53%	3.15%